Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 866,742	$ 734,747
Restricted cash	1,893	2,718
Trade accounts receivable, net of allowance for doubtful receivables of $117,438 and $76,816 as at December 31, 2015 and June 30, 2016, respectively	335,660	416,104
Other current assets (Note 4)	80,293	84,533
Total current assets	1,284,588	1,238,102
FIXED ASSETS, NET:
Advances for drilling units under construction and related costs (Note 5)	420,912	394,852
Drilling units, machinery and equipment, net (Note 6)	6,248,584	6,336,892
Total fixed assets, net	6,669,496	6,731,744
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 8)	15,000	10,020
Financial instruments (Note 9)	0	3,494
Other non-current assets (Note 7)	17,461	36,860
Total non-current assets, net	32,461	50,374
Total assets	7,986,545	8,020,220
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 8)	200,839	56,725
Accounts payable and other current liabilities	66,314	104,029
Due to related parties (Note 3)	235	0
Accrued liabilities (Note 3)	108,207	118,231
Deferred revenue	50,571	113,548
Financial instruments (Note 9)	6,703	8,931
Total current liabilities	432,869	401,464
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs (Note 8)	3,856,753	4,271,743
Financial instruments (Note 9)	1,356	2,743
Deferred revenue	22,748	66,643
Other non-current liabilities	2,724	2,862
Total non-current liabilities	3,883,581	4,343,991
COMMITMENTS AND CONTINGENCIES (Note 14)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized as at December 31, 2015 and June 30, 2016, nil issued and outstanding at December 31, 2015 and June 30, 2016, respectively	0	0
Common stock, $0.01par value; 1,000,000,000 shares authorized, as at December 31, 2015 and June 30, 2016 160,888,606 issued and outstanding at December 31, 2015 and June 30, 2016, respectively (Note 10)	1,609	1,609
Treasury stock: 22,222,222 shares at $0.01 par value as at December 31, 2015 and 78,301,755 shares at $0.01 par value at June 30, 2016 (Note 3)	(783)	(222)
Additional paid-in capital	3,523,834	3,572,549
Accumulated other comprehensive loss	(22,323)	(22,841)
Retained earnings / (Accumulated deficit)	167,758	(276,330)
Total stockholders' equity	3,670,095	3,274,765
Total liabilities and stockholders' equity	$ 7,986,545	$ 8,020,220